Software Development Costs	12 Months Ended
Dec. 31, 2016
Software Development Costs [Abstract]
Software Development Costs

Note 10 — Software Development Costs

Capitalized software development costs as of December 31, 2016 and 2015 consisted of the following (in thousands):

	As of December 31,
	2016	2015
Capitalized software development costs	$3,044	$1,468
Accumulated amortization	(986)	(187)
Software development costs, net	$2,058	$1,281

The weighted average remaining amortization period for the Company’s software development costs is 3.146 years.

Amortization expense for internally-developed and externally marketed computer software was $790,000 and $173,000 for the years ended December 31, 2016 and 2015, respectively.

Future amortization expense on the computer software is anticipated to be as follows (in thousands):

Years Ending December 31,	Amount
2017	$870
2018	578
2019	230
2020	208
2021	172
Total	$2,058